STOCKHOLDERS' EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Schedule of restricted stock granted

Included in common stock is restricted stock which vested on April 30, 2016:

	Restricted Stock Granted		Restricted Stock Vested
Grant date Price	Number Granted	Weighted Average Fair Value per Share	Number Vested	Weighted Average Fair Value per Share
$0.10	2,880,000	$0.10	2,880,000	$0.10
$0.10	1,440,000	$0.10	1,440,000	$0.10
	4,320,000	$0.10	4,320,000	$0.10

QPAGOS Corporation - Parent Company [Member]
Schedule of restricted stock granted

The restricted stock granted and exercisable at December 31, 2015 is as follows:

	Restricted Stock Granted		Restricted Stock Vested
Grant date Price	Number Granted	Weighted Average Fair Value per Share	Number Vested	Weighted Average Fair Value per Share
$0.10	2,880,000	$0.10	-	$-
$0.10	1,440,000	$0.10	-	$-
	4,320,000	$0.10	-	$-

Warrant [Member]
Schedule of exercise price range of warrants

The warrants outstanding and exercisable at September 30, 2016 are as follows:

	Warrants Outstanding			Warrants Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual life in years	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual life in years

$0.625	6,219,200	4.00	$0.625	6,219,200	$0.625	4.00

Warrant [Member] | QPAGOS Corporation - Parent Company [Member]
Schedule of fair value assumptions

The fair value of Warrants issued were valued using the Black-Scholes pricing model and the following weighted average assumptions were used:

Year ended December 31, 2015

Calculated stock price	$0.875
Risk-free interest rate	1.38% to 1.74%
Expected life of warrants (in years)	5
Expected volatility of the underlying stock	159.5%
Expected dividend rate	0%

Schedule of warrant activity

A summary of warrant activity during the period January 1, 2014 to December 31, 2015 is as follows:

	Shares Underlying Warrants	Exercise price per share	Weighted average exercise price
Outstanding January 1, 2014	-	$-	$-
Granted	-	-	-
Forfeited/Cancelled	-	-	-
Exercised	-	-	-
Outstanding December 31, 2014	-	$-	$-
Granted	6,219,200	0.625	0.625
Forfeited/Cancelled	-	-	-
Exercised	-	-	-
Outstanding December 31, 2015	6,219,200	$0.625	$0.625

Schedule of exercise price range of warrants

The warrants outstanding and exercisable at December 31, 2015 are as follows:

	Warrants Outstanding				Warrants Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual life in years	Weighted Average Exercise Price		Number Exercisable	Weighted Average Exercise Price		Weighted Average Remaining Contractual life in years
$0.625	6,219,200	4.76		$0.625	6,219,200		$0.625	4.76

	6,219,200		$		6,219,200	$